Average Annual Total Returns - LVIP Global Growth Allocation Managed Risk Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 10 years	Growth Blended Composite (reflects no deductions for fees, expenses or taxes) 1 year		Growth Blended Composite (reflects no deductions for fees, expenses or taxes) 5 years		Growth Blended Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	5.86%	6.83%	5.56%	5.59%	6.56%	5.30%	20.96%	15.60%	14.01%	15.45%	[1]	10.63%	[1]	8.91%	[1]

[1]	The Growth Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 32% Russell 1000® Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE® NR Index, 9% Russell Midcap® Index, 5% Russell 2000® Index, and 4% MSCI Emerging Markets NR Index. The Growth Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the Growth Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.